JPMorgan U.S. Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 97.9%
Aerospace & Defense — 4.1%
General Dynamics Corp.	103	20,161
Northrop Grumman Corp.	52	18,807
Raytheon Technologies Corp.	295	25,360

		64,328

Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	69	12,565

Airlines — 0.8%
Southwest Airlines Co. *	253	13,036

Banks — 11.7%
Bank of America Corp.	822	34,877
Citigroup, Inc.	443	31,097
Citizens Financial Group, Inc.	160	7,525
M&T Bank Corp.	63	9,441
PNC Financial Services Group, Inc. (The)	115	22,499
Truist Financial Corp.	438	25,679
US Bancorp	211	12,513
Wells Fargo & Co.	883	40,982

		184,613

Beverages — 0.5%
PepsiCo, Inc.	52	7,860

Biotechnology — 2.0%
AbbVie, Inc.	144	15,515
Amgen, Inc.	37	7,807
Biogen, Inc. *	10	2,776
Vertex Pharmaceuticals, Inc. *	24	4,390

		30,488

Building Products — 0.7%
Trane Technologies plc	67	11,564

Capital Markets — 9.1%
BlackRock, Inc.	44	37,046
Charles Schwab Corp. (The)	250	18,176
Goldman Sachs Group, Inc. (The)	56	21,050
Morgan Stanley	333	32,371
S&P Global, Inc.	27	11,345
T. Rowe Price Group, Inc.	110	21,610

		141,598

Chemicals — 2.8%
Air Products and Chemicals, Inc.	68	17,432
Axalta Coating Systems Ltd. *	783	22,844
DuPont de Nemours, Inc.	62	4,222

		44,498

Commercial Services & Supplies — 0.8%
Republic Services, Inc.	108	12,944

Construction Materials — 0.8%
Vulcan Materials Co.	73	12,346

Consumer Finance — 2.5%
American Express Co.	110	18,492
Capital One Financial Corp.	123	19,929

		38,421

Containers & Packaging — 0.3%
Ball Corp.	59	5,291

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B *	109	29,886

Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	169	9,113

Electric Utilities — 1.7%
Entergy Corp.	52	5,189
NextEra Energy, Inc.	171	13,462
Xcel Energy, Inc.	126	7,888

		26,539

Electrical Equipment — 1.2%
Eaton Corp. plc	125	18,653

Entertainment — 0.7%
Walt Disney Co. (The) *	65	10,946

Equity Real Estate Investment Trusts (REITs) — 1.0%
AvalonBay Communities, Inc.	26	5,819
Ventas, Inc.	139	7,674
Vornado Realty Trust	52	2,186

		15,679

Food & Staples Retailing — 0.9%
Walmart, Inc.	100	13,875

Food Products — 0.8%
Mondelez International, Inc., Class A	211	12,279

Health Care Equipment & Supplies — 3.6%
Becton Dickinson and Co.	68	16,639
Medtronic plc	233	29,236
Zimmer Biomet Holdings, Inc.	66	9,660

		55,535

Health Care Providers & Services — 3.9%
Anthem, Inc.	24	8,924
Cigna Corp.	65	12,940
Humana, Inc.	22	8,394
UnitedHealth Group, Inc.	80	31,098

		61,356

Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc. *	5	12,437
McDonald’s Corp.	61	14,639

		27,076

Household Durables — 0.3%
Newell Brands, Inc.	247	5,462

Household Products — 1.0%
Procter & Gamble Co. (The)	109	15,184

Insurance — 4.0%
Chubb Ltd.	86	14,914
Hartford Financial Services Group, Inc. (The)	227	15,949

JPMorgan U.S. Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Loews Corp.	120	6,483
Marsh & McLennan Cos., Inc.	46	6,943
MetLife, Inc.	196	12,086
Prudential Financial, Inc.	54	5,721

		62,096

Interactive Media & Services — 1.9%
Alphabet, Inc., Class C *	11	29,124

IT Services — 1.1%
Fidelity National Information Services, Inc.	58	7,027
International Business Machines Corp.	74	10,340

		17,367

Machinery — 3.6%
Dover Corp.	156	24,296
Parker-Hannifin Corp.	85	23,764
Stanley Black & Decker, Inc.	48	8,405

		56,465

Media — 2.0%
Comcast Corp., Class A	547	30,590

Multiline Retail — 0.9%
Dollar General Corp.	64	13,577

Multi-Utilities — 1.4%
CMS Energy Corp.	279	16,635
Public Service Enterprise Group, Inc.	84	5,145

		21,780

Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	208	21,123
ConocoPhillips	572	38,770
EOG Resources, Inc.	250	20,093
Valero Energy Corp.	89	6,296

		86,282

Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	477	28,244
Eli Lilly & Co.	73	16,833
Johnson & Johnson	135	21,840
Merck & Co., Inc.	74	5,566
Pfizer, Inc.	204	8,792

		81,275

Road & Rail — 1.0%
CSX Corp.	512	15,230

Semiconductors & Semiconductor Equipment — 5.0%
Analog Devices, Inc.	157	26,343
Lam Research Corp.	10	5,817
NXP Semiconductors NV (China)	86	16,847
Texas Instruments, Inc.	153	29,479

		78,486

Software — 1.7%
Microsoft Corp.	93	26,169

Specialty Retail — 5.5%
AutoZone, Inc. *	10	17,146
Gap, Inc. (The)	355	8,061
Home Depot, Inc. (The)	59	19,422
Lowe’s Cos., Inc.	78	15,922
O’Reilly Automotive, Inc. *	12	7,455
TJX Cos., Inc. (The)	264	17,416

		85,422

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	56	7,911

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	112	16,286

Tobacco — 1.4%
Philip Morris International, Inc.	225	21,341

TOTAL COMMON STOCKS (Cost $1,024,788)		1,530,536

SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b) (Cost $32,161)	32,145	32,161

Total Investments — 100.0% (Cost $1,056,949)		1,562,697
Other Assets Less Liabilities — 0.0% (c)		587

Net Assets — 100.0%		1,563,284

Percentages indicated are based on net assets.

JPMorgan U.S. Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(a) Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b) The rate shown is the current yield as of September 30, 2021.
(c) Amount rounds to less than 0.1% of net assets.
* Non-income producing security.

JPMorgan U.S. Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,562,697	$—	$—	$1,562,697

(a) Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$38,028	$255,187	$261,054	$1	$(1)	$32,161	32,145	$7	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.